Debt, textuals 3(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 45,032
Long-term Debt, Maturities, Repayments of Principal in Year Two	45,033
Long-term Debt, Maturities, Repayments of Principal in Year Three	71,232
Long-term Debt, Maturities, Repayments of Principal in Year Four	192,632
Long-term Debt, Maturities, Repayments of Principal in Year Five	41,874
Long-term Debt, Maturities, Repayments of Principal after Year Five	65,075
Total debt outstanding	$ 460,878	$ 374,300